Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Assets and Property and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2020
Computer Equipment and Software
Finite Lived Intangible Assets [Line Items]
Estimated useful life	3 years
Furniture, Fixtures, and Other
Finite Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Laboratory Equipment
Finite Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Leasehold Improvements
Finite Lived Intangible Assets [Line Items]
Estimated useful life	Shorter of useful life or term of lease